Fair value of financial instruments - Disclosure of fair value adjustments (Details) - Level 3 - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Exit price adjustments derived from market bid-offer spreads
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	£ (618)	£ (529)
Uncollateralised derivative funding
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	62	19
Derivative credit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	(155)	(184)
Derivative debit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	£ 119	£ 108